Contract Assets, Net and Liabilities - Schedule of Contract Assets Is Presented Net of Allowance for Expected Credit Loss (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Assets Is Presented Net of Allowance for Expected Credit Loss [Abstract]
Contract assets	$ 733,528	$ 466,917	$ 1,060,590
Less: allowance for expected credit losses	(1,886)	(1,200)	$ (2,919)
Total	$ 731,642	$ 465,717